Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative ins
t
ruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2021		2020
	Assets	Liabilities	Assets	Liabilities
Trading (Note 3)	$34,647	$30,040	$31,356	$29,392
ALM (Note 3) (1)	1,265	2,061	1,374	1,116
	$35,912	$32,101	$32,730	$30,508

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2021		2020
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter

Forward rate agreements	$9,679	$3,081	$–	$12,760	$7,149	$5,611	$10,593	$3,026
Centrally cleared forward rate agreements	87,710	12,488	–	100,198	100,198	–	149,428	–
Swap contracts	46,976	132,683	87,201	266,860	243,655	23,205	264,184	29,852
Centrally cleared swap contracts	1,064,805	1,752,039	642,217	3,459,061	2,998,139	460,922	2,840,793	445,189
Purchased options	5,794	6,429	1,440	13,663	13,319	344	9,188	1,754
Written options	7,384	5,573	1,216	14,173	13,912	261	9,370	766
	1,222,348	1,912,293	732,074	3,866,715	3,376,372	490,343	3,283,556	480,587
Exchange-traded
Futures contracts	134,137	30,507	–	164,644	164,644	–	269,670	–
Purchased options	5,251	–	–	5,251	5,251	–	3,060	–
Written options	10,251	–	–	10,251	10,251	–	5,060	–
	149,639	30,507	–	180,146	180,146	–	277,790	–
Total interest rate derivatives	1,371,987	1,942,800	732,074	4,046,861	3,556,518	490,343	3,561,346	480,587
Foreign exchange derivatives
Over-the-counter
Forward contracts	695,383	19,864	1,318	716,565	709,628	6,937	1,071,423	8,751
Swap contracts	128,433	260,439	155,259	544,131	491,884	52,247	486,689	42,326
Purchased options	18,224	1,685	22	19,931	19,843	88	19,008	–
Written options	20,529	2,090	7	22,626	21,887	739	22,229	454
	862,569	284,078	156,606	1,303,253	1,243,242	60,011	1,599,349	51,531
Exchange-traded
Futures contracts	6	–	–	6	6	–	3	–
Total foreign exchange derivatives	862,575	284,078	156,606	1,303,259	1,243,248	60,011	1,599,352	51,531
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	1,102	574	561	2,237	2,210	27	1,907	29
Centrally cleared credit default swap contracts – protection purchased	97	561	989	1,647	1,524	123	2,424	160
Credit default swap contracts – protection sold	874	334	96	1,304	1,304	–	614	9
Centrally cleared credit default swap contracts – protection sold	–	68	309	377	377	–	1,309	–
Total credit derivatives	2,073	1,537	1,955	5,565	5,415	150	6,254	198
Equity derivatives
Over-the-counter	59,281	25,562	600	85,443	83,612	1,831	86,865	4,914
Exchange-traded	75,276	18,097	191	93,564	93,564	–	89,824	–
Total equity derivatives	134,557	43,659	791	179,007	177,176	1,831	176,689	4,914
Precious metal derivatives
Over-the-counter	6,678	140	–	6,818	6,818	–	9,681	–
Exchange-traded	406	4	–	410	410	–	524	–
Total precious metal derivatives	7,084	144	–	7,228	7,228	–	10,205	–
Other commodity derivatives
Over-the-counter	17,510	23,142	558	41,210	41,210	–	34,142	8
Centrally cleared commodity derivatives	119	–	–	119	119	–	55	–
Exchange-traded	21,810	12,151	412	34,373	34,373	–	18,700	–
Total other commodity derivatives	39,439	35,293	970	75,702	75,702	–	52,897	8
Total notional amount of which:	$2,417,715	$2,307,511	$892,396	$5,617,622	$5,065,287	$552,335	$5,406,743	$537,238
Over-the-counter (1)	2,170,578	2,246,752	891,793	5,309,123	4,756,788	552,335	5,019,902	537,238
Exchange-traded	247,137	60,759	603	308,499	308,499	–	386,841	–

(1)
For OTC derivatives that are not centrally cleared, $1,622.2 billion (2020: $1,984.6 billion) are with counterparties that have two-way
collateral posting arrangements, $37.1 billion (2020: $44.9 billion) are with counterparties that have one-way
collateral posting arrangements, and $88.4 billion (2020: $88.3 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way
collateral posting arrangements are either sovereign entities or supra national financial institutions.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2021					2020 (1)
	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$4	$4	$35	$31	$–	$16	$16	$135	$12
Swap contracts	2,116	141	2,257	4,182	1,360	3,974	237	4,211	6,744	2,705
Purchased options	14	2	16	26	14	17	6	23	35	26
Written options	4	–	4	8	4	9	–	9	5	2
	2,134	147	2,281	4,251	1,409	4,000	259	4,259	6,919	2,745
Exchange-traded	3	–	3	332	10	–	–	–	309	9
	2,137	147	2,284	4,583	1,419	4,000	259	4,259	7,228	2,754
Foreign exchange derivatives
Over-the-counter
Forward contracts	943	196	1,139	4,027	1,335	851	364	1,215	4,974	1,423
Swap contracts	452	389	841	2,684	751	358	481	839	2,324	700
Purchased options	144	14	158	156	54	116	1	117	182	65
Written options	40	–	40	50	19	47	–	47	44	20
	1,579	599	2,178	6,917	2,159	1,372	846	2,218	7,524	2,208
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	3	1	4	105	16	7	9	16	144	21
– protection sold	1	–	1	18	7	10	–	10	13	6
	4	1	5	123	23	17	9	26	157	27
Equity derivatives
Over-the-counter	254	79	333	3,910	935	275	55	330	3,100	658
Exchange-traded	1,310	–	1,310	6,298	195	579	–	579	3,929	120
	1,564	79	1,643	10,208	1,130	854	55	909	7,029	778
Precious metal derivatives
Over-the-counter	41	2	43	128	88	58	–	58	136	55
Exchange-traded	–	–	–	53	2	–	–	–	20	1
	41	2	43	181	90	58	–	58	156	56
Other commodity derivatives
Over-the-counter	4,106	2	4,108	6,246	1,788	1,293	25	1,318	2,365	866
Exchange-traded	17	–	17	2,506	100	3	–	3	1,291	52
	4,123	2	4,125	8,752	1,888	1,296	25	1,321	3,656	918
RWA related to non-trade exposures t o central c ounterparties					306					213
RWA related to CVA charge					7,174					7,202
Total derivatives	$9,448	$830	$10,278	$30,764	$14,189	$7,597	$1,194	$8,791	$25,750	$14,156

(1)
Effective in the second quarter of 2020, we adopted the IMM approach for CCR for qualifying derivative transactions which impacted the calculation of EAD and risk-weighted assets (RWA). Some derivatives are not eligible for IMM and remain under
SA-CCR.

(2)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(3)
Under IMM, EEPE is used, which computes, through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2021				2020
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$558	$1,693	$1,130	$3,381	$921	$949	$1,156	$3,026
Governments	641	1	17	659	982	–	4	986
Corporate	1,824	3,445	969	6,238	1,823	1,774	1,182	4,779
Total derivative instruments	$3,023	$5,139	$2,116	$10,278	$3,726	$2,723	$2,342	$8,791